Invest 101 (Details) - USD ($)	Aug. 03, 2020	Sep. 08, 2021	Aug. 25, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Stock Issued During Period, Shares, Purchase of Assets	480,000
Shares Issued, Price Per Share	$ 3.25	$ 8.50	$ 4.25
Finite-lived Intangible Assets Acquired	$ 1,560,000